Note 6 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2024 shares
Common stock reserved for future issuance (in shares)	8,651,395
Share-Based Payment Arrangement, Option [Member]
Common stock reserved for future issuance (in shares)	333,648
Stock options authorized for future grants (in shares)	1,700,000
Warrants [Member]
Common stock reserved for future issuance (in shares)	6,617,747